DLA Piper LLP (US)
4141 Parklake Avenue, Suite 300
Raleigh, North Carolina 27612-2350 www.dlapiper.com

Robert H. Bergdolt robert.bergdolt@dlapiper.com
T 919.786.2002
F 919.786.2200

May 7, 2010

Via Courier and EDGAR

Erin E. Martin, Attorney-Advisor

William Demarest, Staff Accountant

Division of Corporation Finance

Securities and Exchange Commission

100 F Street, N.E., Mail Stop 3010 CF/AD8

Washington, D.C. 20549

Re:	Resource Real Estate Opportunity REIT, Inc. Amendment No. 4 to Form S-11 Filed on May 7, 2010 File No. 333-160463

(Confidential, For Use of the Commission Only)

Dear Ms. Martin and Mr. Demarest:

On behalf of our client, Resource Real Estate Opportunity REIT, Inc. (“we,” “us” or the “Company”), and pursuant to applicable provisions of the Securities Act of 1933, as amended, and the rules and regulations promulgated thereunder, please find the attached for filing with the Securities and Exchange Commission (the “Commission”) via EDGAR, a complete copy of Amendment No. 4 to the above-referenced Registration Statement on Form S-11 (“Amendment No. 4”).

Amendment No. 4 includes revisions in response to the comment letter from the staff of the Commission’s Division of Corporation Finance (the “Staff”) to Alan F. Feldman of the Company dated March 3, 2010 (the “Comment Letter”). This letter provides responses to the Comment Letter, with responses keyed to the numbered comments in the Comment Letter.

For the Staff’s convenience, the Company is providing the Staff with four clean copies of Amendment No. 4 along with four additional copies marked to indicate the location of changes from the Company’s filing of Amendment No. 3 to the registration statement filed on February 9, 2010, together with copies of this response letter as filed with the Commission.

Erin E. Martin,

William Demarest

Securities and Exchange Commission

May 7, 2010

General

1.	We note that you have revised your prospectus with updated figures and statistics regarding the real estate market. Specifically, we note the section, “What are the market opportunities for Resource Real Estate Opportunity REIT?” on page 3. Please provide us with the highlighted copies of any study, report or book that you cite or on which you rely. Confirm that the industry reports or studies that you rely on were publicly available and not prepared for you and that you did not compensate the party that prepared these reports or studies. Alternatively, please file consents for the parties providing this data as exhibits to the registration statement.

Response: In response to the Staff’s comment, we have provided supplementally copies of the third party supporting materials relating to the updated figures and statistics regarding the real estate market in the section “What are the market opportunities for Resource Real Estate Opportunity REIT” on page 3. Further, we have highlighted those portions of the materials that support our disclosure. For the highlighted materials, please refer to Exhibit A. The third party supporting materials that we rely on are publicly available.

What are the fees that you will pay to the advisor and its affiliates, page 15

2.	We note that you have provided disclosure regarding your acquisition fees based on the assumption that your portfolio will be 35% leveraged. However, we note your disclosure on page 139 that you may borrow amounts up to 75% of the cost of your assets. Please revise your disclosure on page 16, under the column “Estimated Amount for Minimum/Maximum Offering,” to include the amount that reflects the maximum payable assuming that you utilize maximum leverage. Refer to Item 4.B of Industry Guide 5. Provide similar revisions to your disclosure on page 94.

Response: Pursuant to the Staff’s comment, we have revised the compensation tables under “Prospectus Summary” on page 15 and “Management Compensation” on page 89 to include the amount that reflects the maximum payable assuming our portfolio is 75% leveraged.

Erin E. Martin,

William Demarest

Securities and Exchange Commission

May 7, 2010

Prior Performance Tables, page A-1

Table I – Experience in Raising and Investing Fund for Public Program Properties, page A-2

3.	Please revise the Dollar Amount Raised line item in each Table I to reflect 100%. Explain by footnote or otherwise the dollar amount difference between the amount offered and the amount raised.

Response: Pursuant to the Staff’s comment, we have revised Table I on pages A-2 to A-4 to reflect 100%.

Resource Real Estate Opportunity Fund, L.P., page A-5

4.	Please disclose the months to invest 90% of amount available for investment in this table or advise.

Response: Pursuant to the Staff’s comment, we have disclosed in Table I on page A-3 the months to invest 90% of amount available for investment.

Table III – Annual Operating Results of Prior Real Estate Programs, page A-10

5.	Please revise Table III on page A-14 to explain, in a footnote or otherwise, what you mean by “from other” and “Other” with respect to the source of cash distributions to investors. To the extent that the general partner or an affiliate has advanced cash to be distributed to investors, please so state.

Response: Pursuant to the Staff’s comment, we have added footnotes to Table III on pages A-12 and A-14 to explain that “from other” and “Other” represents advances from the funds’ general partners.

Erin E. Martin,

William Demarest

Securities and Exchange Commission

May 7, 2010

We greatly appreciate the Staff’s assistance in processing this filing. If you should have any questions about this letter or require any further information, please call Neil Miller at (202) 799-4215 or me at (919) 786-2002.

Very truly yours,

DLA Piper LLP (US)

/s/ Robert H. Bergdolt

Robert H. Bergdolt
Partner

Cc:	Jennifer Gowetski, SEC Senior Counsel

Eric McPhee, SEC Senior Accountant

Alan F. Feldman, Resource Real Estate Opportunity REIT, Inc.